UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: October 31, 2021

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

______________________________________________________

HUBER SELECT LARGE CAP VALUE FUND
(formerly, the “Huber Capital Equity Income Fund”)

HUBER SMALL CAP VALUE FUND
(formerly, the “Huber Capital Small Cap Value Fund”)

HUBER LARGE CAP VALUE FUND
(formerly, the “Huber Capital Diversified Large Cap Value Fund”)

HUBER MID CAP VALUE FUND
(formerly, the “Huber Capital Mid Cap Value Fund”)

Investor Class
Institutional Class

______________________________________________________

ANNUAL REPORT
October 31, 2021

Huber Funds

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Summary	8
Expense Example	13
Sector Allocation of Portfolio Assets	16
Schedules of Investments	18
Statements of Assets and Liabilities	30
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	44
Notes to Financial Statements	52
Report of Independent Registered Public Accounting Firm	68
Notice to Shareholders	69
Statement Regarding Liquidity Risk Management Program	70
Information about Trustees and Officers	71
Householding	75
Privacy Notice	76

December 8, 2021

Dear Shareholder:

The twelve-month period ending October 31, 2021 saw markets emerge from one of the most turbulent times in history as markets recovered from the COVID-19 pandemic.  After seeing large sections of the economy close down, many feared a deep recession would ensue.  So far this has not happened.  Instead we have seen a gradual economic recovery as unemployment declined from its April 2020 high of 14.8% to 4.6% in October 2021.  However, the recovery has become much bumpier than anticipated through the unfortunate emergence of the Coronavirus Delta variant.

For the 10/31/21 fiscal year, the Huber Large Cap Value Fund (“Large Cap Fund”) underperformed the Bloomberg US 1000 Value Index and outperformed the S&P 500® Index.  The Huber Select Large Cap Value Fund (“Select Large Cap Fund”) outperformed the Bloomberg US 1000 Value Index and the S&P 500® Index. The Huber Mid Cap Value Fund (“Mid Cap Value Fund”) underperformed its benchmark, the Bloomberg US 2500 Value Index. The Huber Small Cap Value Fund (“Small Cap Value Fund”) underperformed its benchmark, the Bloomberg US 2000 Value Index.

Large Cap Value Fund Review

The Investor Class and Institutional Class of the Large Cap Value Fund returned 45.52% and 45.66%, respectively, underperforming the 47.88% total return of the Bloomberg US 1000 Value Index and outperforming the 42.91% total return of the S&P 500® Index for the fiscal year ending October 31, 2021. Relative to the Bloomberg US 1000 Value Index, the largest positive contributors to the Fund’s performance were Industrials and Health Care, while the largest detractors were Energy and Financials.

Within Industrials, shares of KBR, Inc. (“KBR”), an engineering and construction company serving government and energy markets, benefitted from favorable market trends in areas aligned with KBR’s technological capabilities; including national security priorities, climate change and digitalization.

Within Health Care, the largest contributor to positive performance was Eli Lilly & Co. (“Eli Lilly”).  Eli Lilly, a major pharmaceutical producer, benefitted from notable pipeline events including Emergency Use Authorization from the FDA for bamlanivimab and etesevimab for the treatment of COVID-19, as well as positive data readouts for tirzepatide for type 2 diabetes, donanemab for Alzheimer’s disease, mirikizumab for ulcerative colitis and baricitinib for alopecia areata.

Within Energy, the Fund lagged the benchmark sector performance.  Golar LNG Ltd. and Royal Dutch Shell plc Class A - ADR (“Royal Dutch Shell”) were up appreciably during the period, however they lagged the broader energy recovery as these more stable businesses did not decline as much as industry peers during the early stages of the pandemic.

Within Financials, CNO Financial Group, Inc. (“CNO”) and Mastercard, Inc. – Class A (“Mastercard”) were the largest detractors from relative performance.  CNO, a provider of health and life insurance, and Mastercard, a credit card provider, both performed well during the period (+38.83% and +16.81%) without any material adverse news but lagged the recovery in the overall market.

Select Large Cap Value Fund Review

The Investor Class and Institutional Class of the Select Large Cap Value Fund returned 52.32% and 52.71%, respectively, outperforming the 47.88% total return of the Bloomberg US 1000 Value Index and the 42.91% total return of the S&P 500® Index for the fiscal year ending October 31, 2021. Relative to the Bloomberg US 1000 Value Index, the largest positive contributors to the Fund’s performance were Health Care and Information Technology, while the largest detractors were Energy and Financials.

Within Health Care, Eli Lilly contributed favorably to relative performance.  Eli Lilly was discussed in the Large Cap Value Fund Review section.

Information Technology contributed favorably to relative performance due to the firm’s ownership of Microsoft Corp. (“Microsoft”), a major provider of software, cloud services, and gaming.  Microsoft benefitted from sustained work-and-learn from home trends, driving demand for Microsoft services, particularly in the Intelligent Cloud segment.

Within Energy, Golar LNG Ltd. and Royal Dutch Shell detracted from relative performance.  Golar LNG Ltd. and Royal Dutch Shell were discussed in the Large Cap Value Fund Review section.

Within Financials, ownership of CNO and Mastercard were the largest detractor from relative performance. CNO and Mastercard were discussed in the Large Cap Value Fund Review section.

Mid Cap Value Fund Review

The Investor Class and Institutional Class of the Mid Cap Value Fund returned 56.34% and 56.61%, respectively, underperforming the 63.59% total return of the Bloomberg US 2500 Value Index for the fiscal year ending October 31, 2021. Relative to the Bloomberg US 2500 Value Index, the largest positive contributors to the Fund’s performance were Energy and Health Care, while the largest detractors were Consumer Discretionary and Utilities.

Within Energy, the Fund benefitted from an overweight allocation in the sector relative to the benchmark and also through stock selection with its ownership of TETRA Technologies, Inc. (“TETRA Technologies”, “TTI”).  TETRA Technologies, a provider of chemicals and oil field services to the oil and gas industry, benefitted from divestiture of its CSI Compressco LP assets to Spartan Energy.  This transaction was well received by investors as it substantially reduced the company’s perceived debt obligations and left TTI with a portfolio of high quality businesses and emerging clean energy technology investments.

Within Health Care, the Fund benefitted from its ownership of Tenet Healthcare Corp. (“Tenet Healthcare”). Tenet Healthcare, a healthcare facility operator, benefitted from normalization of healthcare utilization patterns, particularly in hospital-based and outpatient surgical procedures.  The company also benefitted from the acquisition of 45 additional ambulatory surgical centers from SurgCenter Development, increasing their exposure to this growing business segment.

Within Consumer Discretionary, the Fund was negatively impacted by its ownership of Gap. Gap, an operator of apparel retail, underperformed in the period as a result of concerns over inventory shortages, inflationary pressures, and supply chain constraints.

Within Utilities, the Fund was negatively impacted by an overweight allocation relative to the benchmark Bloomberg US 2500 Value Index, as well as ownership of Entergy Corp. (“Entergy”).  Entergy, an electric utility serving the Southern United States, was hampered by ongoing regulatory issues surrounding rate increases in Arkansas.  However, the main reason for the drag on relative performance was the sharp increase in the overall market, driven by recovery stocks.  Entergy shares gained only 5.53% during the period.

Small Cap Value Fund Review

The Investor Class and Institutional Class of the Small Cap Value Fund returned 68.19% and 68.47%, respectively, underperforming the 72.82% total return of the Bloomberg US 2000 Value Index for the fiscal year ending October 31, 2021. Relative to the Bloomberg US 2000 Value Index, the largest positive contributors to the Fund’s performance were Energy and Financials, while the largest detractors were Materials and Industrials.

Within Energy, TETRA Technologies contributed favorably to relative performance.  TETRA Technologies was discussed in the Mid Cap Value Fund Review section.

Within Financials, the Fund was positively impacted by both an overweight allocation as well as its ownership of Carter Bankshares, Inc., First Horizon Corp., and Atlantic Capital Bancshares. These banks, which provide retail and commercial banking services throughout various parts of the U.S., benefitted from an improved economic outlook due to COVID-19 vaccine rollout, which bolstered the outlook for their loan books.

Within Materials, the Fund was hurt by its ownership of Innospec, a provider of specialty chemicals to the oil and gas industry. While Innospec was up appreciably during the period, performance lagged the broader Materials sector due to slower than anticipated recovery in their fuel specialties and oilfield services segments.

Within Industrials, the Fund was negatively impacted by its ownership of Science Applications International Corp. (“Science Applications International”, “SAIC”).  Science Applications International, a provider of information technology services to the U.S. government, was a drag on relative performance due to the sharp upward move in many recovery-oriented stocks.  Due to the large government exposure, SAIC is a relatively defensive stock compared to others in the industrials sector.

Outlook

Markets were volatile, mostly to the upside, over the past 12 months.  While the market has moved ahead of pre-pandemic levels, the unemployment situation has yet to follow suit, creating an apparent disconnect between stock prices and the economy.  While volatility creates buying opportunities, record high market levels generally do not.  Despite the current situations, we believe pockets of value remain, and we intend to focus our research efforts on these pockets.

The Huber Capital team remains committed to our philosophy and process, populating its Funds with companies we believe embody meaningful upside potential and tangible valuation support.  It continues to be our view that a company’s valuation ultimately reverts to reflect its normalized cash generation capabilities and that investing in companies trading at a discount to normalized earnings can produce superior risk-adjusted returns over time.

Consistent with our value philosophy, we strive to generate outperformance through fundamental bottom-up investing, rather than betting on macroeconomic factors.  In our view, benchmarks have become price momentum strategies, a trend exacerbated by the shift to passive investing, and index sector weights often fail to reflect factor weights in the broader economy.  Furthermore, frequently used classification schema (e.g. GICS) may assign companies to sectors which, we believe, may not accurately reflect a company’s primary exposure.  For this reason, although we maintain macroeconomic factor neutrality, we may at certain times appear over- or under-weight relative to the sector weights of the Funds’ corresponding benchmarks.

Currently, relative to the Bloomberg US 1000 Value Index, the Select Large Cap Value Fund is overweight information technology, industrials, consumer discretionary, and health care, and underweight utilities, financials, energy, materials, communication services, real estate, and consumer staples.  Relative to the Bloomberg US 2000 Value Index, the Small Cap Value Fund is overweight energy, industrials, financials, information technology and utilities, and underweight health care, communication services, materials, consumer discretionary, consumer staples, and real estate.  Relative to the Bloomberg US 1000 Value Index, the Large Cap Value Fund is overweight information technology, industrials, financials, energy, and consumer discretionary and underweight communication services, materials, utilities, consumer staples, real estate and health care. Relative to the Bloomberg US 2500 Value Index, the Mid Cap Value Fund is overweight energy, industrials, utilities, financials, and communication services and underweight information technology, health care, consumer staples, materials, consumer discretionary, and real estate.

Thank you for your support and for entrusting us with your investment dollars.  We continue to work hard to earn your trust and aim to meet your investment needs in the years to come.

Sincerely,

The Huber Capital Management Team

Past performance is not a guarantee of future results.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The risks are greater for investments in emerging markets.  Additionally, the Funds are subject to sector emphasis risk meaning that companies in the same or related businesses may comprise a significant portion of a Fund’s portfolio and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a portfolio.  Investments in initial public offerings (“IPOs”) carry additional risk such as market and liquidity risk and can fluctuate considerably.  When a Fund’s asset base is small, the impact of IPOs on the Fund’s performance could be magnified. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Value stocks have a lower expected growth rate in earnings and sales, versus growth stocks.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments in this report for complete Fund holdings.

Current and future portfolio holdings are subject to risk.

The information provided herein represents the opinion of Huber Capital Management, LLC and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative.  The Index is market-capitalization-weighted.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors. The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth. The factors are equally weighted when forming a composite signal where Growth is considered to be a negative indicator and thus flipped to be a negative. The Index is market-capitalization-weighted.

The Bloomberg US 2000 Index is a float market-cap-weighted benchmark of the lower 2000 in capitalization of the Bloomberg US 3000 Index.

The S&P 500® Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Indices in general do not reflect the payment of transaction costs, fees and expenses associated with actual investment in the Funds.  The Funds’ value disciplines may prevent or restrict investment in major stocks in the benchmark indices. It is not possible to invest directly in an index. The Funds’ returns may not correlate with the returns of their benchmark indexes.

Short term performance may reflect conditions that are unsustainable and thus are unlikely to be repeated in the future.  High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The Funds are distributed by Quasar Distributors, LLC.

Huber Funds

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Huber Funds

HUBER SELECT LARGE CAP VALUE FUND
Comparison of the change in value of a $10,000 investment in the Huber Select
Large Cap Value Fund – Investor Class vs the S&P 500® Index and the
Bloomberg US 1000 Value Index

Average Annual Total Return
				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Select Large Cap Value
Fund – Investor Class	52.32%	14.93%	11.86%	7.73%	—
Huber Select Large Cap Value
Fund – Institutional Class	52.71%	15.28%	12.27%	—	12.53%
S&P 500® Index	42.91%	18.93%	16.21%	10.37%	16.41%
Bloomberg US 1000
Value Index	47.88%	12.64%	12.87%	7.68%	13.09%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Huber Funds

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Select Large Cap Value Fund – Investor Class commenced operations on June 29, 2007.
**	The Select Large Cap Value Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER SMALL CAP VALUE FUND Comparison of the change in value of a $10,000 investment in the Huber Small Cap Value Fund – Investor Class vs the Bloomberg US 2000 Value Index

Average Annual Total Return
				Since	Since
				Inception*	Inception**
	1 Year	5 Year	10 Year	(6/29/07)	(10/25/11)
Huber Small Cap Value
Fund – Investor Class	68.19%	10.79%	8.96%	6.55%	—
Huber Small Cap Value
Fund – Institutional Class	68.47%	11.05%	9.31%	—	9.95%
Bloomberg US 2000
Value Index	72.82%	13.08%	13.26%	8.72%	13.68%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Bloomberg US 2000 Value Index is screened from the Bloomberg US 2000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Small Cap Value Fund – Investor Class commenced operations on June 29, 2007.
**	The Small Cap Value Fund – Institutional Class commenced operations on October 25, 2011.

Huber Funds

HUBER LARGE CAP VALUE FUND Comparison of the change in value of a $10,000 investment in the Huber Large Cap Value Fund – Investor Class vs the S&P 500® Index and the Bloomberg US 1000 Value Index

Average Annual Total Return
			Since Inception*
	1 Year	5 Year	(12/31/12)
Huber Large Cap Value Fund –
Investor Class	45.52%	11.58%	9.77%
Huber Large Cap Value Fund –
Institutional Class	45.66%	11.76%	10.06%
S&P 500® Index	42.91%	18.93%	16.46%
Bloomberg US 1000 Value Index	47.88%	12.64%	12.53%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The S&P 500® Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Bloomberg US 1000 Value Index is screened from the Bloomberg US 1000 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2012.

Huber Funds

HUBER MID CAP VALUE FUND Comparison of the change in value of a $10,000 investment in the Huber Mid Cap Value Fund – Investor Class vs the Bloomberg US 2500 Value Index

Average Annual Total Return
			Since Inception*
	1 Year	5 Year	(12/31/15)
Huber Mid Cap Value Fund –
Investor Class	56.34%	8.29%	7.80%
Huber Mid Cap Value Fund –
Institutional Class	56.61%	8.47%	8.00%
Bloomberg US 2500 Value Index	63.59%	11.73%	11.91%

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  The most recent month-end performance may be obtained by calling 1-888-482-3726 (888-HUBERCM).

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Performance data shown does not reflect the 1.00% redemption fee imposed on shares held 60 days or less.  If it did, total returns would be reduced.  Indices do not incur expenses and are not available for investment.

The Bloomberg US 2500 Value Index is screened from the Bloomberg US 2500 Index and is constructed based on a linear combination of risk factors.  The four factors are: 1) Earnings Yield, 2) Valuation, 3) Dividend Yield and 4) Growth.  The indices are market-capitalization-weighted.

Foreign securities typically involve greater volatility and political, economic and currency risks and differences in accounting methods than domestic securities.

*	The Fund commenced operations on December 31, 2015.

Huber Funds

EXPENSE EXAMPLE – October 31, 2021 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested in each Fund at the beginning of the period and held for the entire period (5/1/21 – 10/31/21).

Actual Expenses
For each class of the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses.  You may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Examples below include, but are not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your Fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Huber Funds

EXPENSE EXAMPLE – October 31, 2021 (Unaudited), Continued

Select Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/21	10/31/21	5/1/21 – 10/31/21	Ratio*
Investor Class
Actual	$1,000.00	$1,118.00	$6.30	1.18%
Hypothetical (5% return
before expenses)	$1,000.00	$1,019.26	$6.01	1.18%

Institutional Class
Actual	$1,000.00	$1,119.30	$5.29	0.99%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.21	$5.04	0.99%

Small Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/21	10/31/21	5/1/21 – 10/31/21	Ratio*
Investor Class
Actual	$1,000.00	$1,010.00	$7.50	1.48%
Hypothetical (5% return
before expenses)	$1,000.00	$1,017.74	$7.53	1.48%

Institutional Class
Actual	$1,000.00	$1,010.30	$6.84	1.35%
Hypothetical (5% return
before expenses)	$1,000.00	$1,018.40	$6.87	1.35%

Large Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/21	10/31/21	5/1/21 – 10/31/21	Ratio*
Investor Class
Actual	$1,000.00	$1,059.40	$4.15	0.80%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.17	$4.08	0.80%

Institutional Class
Actual	$1,000.00	$1,059.70	$3.89	0.75%
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.42	$3.82	0.75%

Huber Funds

EXPENSE EXAMPLE – October 31, 2021 (Unaudited), Continued

Mid Cap Value Fund
	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period	Expense
	5/1/21	10/31/21	5/1/21 – 10/31/21	Ratio*
Investor Class
Actual	$1,000.00	$1,002.00	$5.15	1.02%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.06	$5.19	1.02%

Institutional Class
Actual	$1,000.00	$1,002.00	$5.05	1.00%
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.16	$5.09	1.00%

*
Expenses are equal to the annualized expense ratio of each class, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2021 (Unaudited)

HUBER SELECT LARGE CAP VALUE FUND

HUBER SMALL CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2021 (Unaudited)

HUBER LARGE CAP VALUE FUND

HUBER MID CAP VALUE FUND

Percentages represent market value as a percentage of total investments.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares	COMMON STOCKS - 99.71%	Value
	Aerospace & Defense - 6.53%
8,593	Northrop Grumman Corp.	$3,069,591

	Banking - 11.72%
37,246	Bank of America Corp.	1,779,614
5,868	Citigroup, Inc.	405,831
13,526	First Horizon Corp.	229,536
18,233	JPMorgan Chase & Co.	3,097,604
		5,512,585
	Biotech & Pharma - 15.45%
20,437	Eli Lilly & Co.	5,206,530
17,793	Merck & Co., Inc.	1,566,674
1,779	Organon & Co.	65,378
9,530	Pfizer, Inc.	416,842
1,182	Viatris, Inc.	15,780
		7,271,204
	Chemicals - 0.83%
4,300	Innospec, Inc.	389,623

	Consumer Services - 3.42%
30,200	Rent-A-Center, Inc.	1,608,452

	Depository Credit Intermediation - 0.91%
18,100	Regions Financial Corp.	428,608

	Electric Utilities - 3.93%
6,390	Entergy Corp.	658,298
20,933	Exelon Corp.	1,113,426
1,526	Portland General Electric Co.	75,247
		1,846,971
	Electrical Equipment - 2.93%
17,000	Carrier Global Corp.	887,910
3,357	TE Connectivity Ltd. – ADR	490,122
		1,378,032
	Entertainment Content - 0.33%
13,800	Lions Gate Entertainment Corp. –
	Class B (a) (b)	156,216

	Food - 1.95%
55	ConAgra Foods, Inc.	1,771
11,458	Tyson Foods, Inc. – Class A	916,296
		918,067

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 99.71%, Continued	Value
	Health Care Facilities & Services - 0.47%
6,600	Select Medical Holdings Corp.	$219,252

	Home Construction - 0.97%
5,560	Lennar Corp. - Class B	456,365

	Institutional Financial Services - 2.52%
2,200	Goldman Sachs Group, Inc.	909,370
6,500	Jefferies Financial Group, Inc.	279,500
		1,188,870
	Insurance - 4.01%
74,421	CNO Financial Group, Inc.	1,796,523
1,269	Voya Financial, Inc.	88,538
		1,885,061
	Oil & Gas Producers - 3.25%
10,000	BP plc - ADR	287,900
55,700	Golar LNG Ltd. - ADR (a)	725,771
11,300	Royal Dutch Shell plc - Class A - ADR	518,896
		1,532,567
	Retail - Consumer Staples - 0.02%
55	Wal-Mart Stores, Inc.	8,218

	Retail - Discretionary - 5.54%
26,439	Gap, Inc.	599,901
5,398	Home Depot, Inc.	2,006,653
		2,606,554
	Software - 19.69%
27,928	Microsoft Corp.	9,261,483

	Specialty Finance - 0.94%
13,600	Enova International, Inc. (a)	441,184

	Technology Hardware - 1.30%
781	Comtech Telecommunications Corp.	16,846
16,471	Hewlett Packard Enterprise Co.	241,300
11,623	HP, Inc.	352,526
		610,672
	Technology Services - 11.24%
99,777	KBR, Inc.	4,234,536
2,259	Mastercard, Inc. - Class A	757,940
3,300	Science Applications International Corp.	296,274
		5,288,750

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 99.71%, Continued	Value
	Tobacco & Cannabis - 1.26%
6,259	Philip Morris International, Inc.	$591,726

	Transportation & Logistics - 0.50%
1,000	FedEx Corp.	235,530
	TOTAL COMMON STOCKS
	(Cost $18,324,605)	46,905,581

	MONEY MARKET FUNDS - 0.33%
77,151	First American Government Obligations
	Fund, Institutional Class, 0.03% (c)	77,151
77,151	First American Treasury Obligations
	Fund, Institutional Class, 0.01% (c)	77,151
	TOTAL MONEY MARKET FUNDS
	(Cost $154,302)	154,302
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $18,478,907) - 100.04%	47,059,883
	Liabilities in Excess
	of Other Assets - (0.04)%	(16,496)
	NET ASSETS - 100.00%	$47,043,387

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares	COMMON STOCKS - 92.63%	Value
	Aerospace & Defense - 0.56%
96,444	CPI Aerostructures, Inc. (a)	$289,332

	Apparel & Textile Products - 0.63%
3,305	Carter’s, Inc.	325,609

	Asset Management - 3.10%
4,981	Virtus Investment Partners, Inc.	1,593,920

	Automotive - 3.81%
54,195	Miller Industries, Inc.	1,958,607

	Banking - 19.10%
43,970	Atlantic Capital Bancshares, Inc. (a)	1,209,615
10,236	C&F Financial Corp.	523,776
37,216	Capstar Financial Holdings, Inc.	817,635
177,559	Carter Bankshares, Inc. (a)	2,659,834
12,541	First Bancorp	607,235
2,683	First Citizens BancShares, Inc. - Class A	2,183,694
79,279	First Horizon National Corp.	1,345,364
10,653	Northrim BanCorp, Inc.	473,206
		9,820,359
	Chemicals - 3.66%
20,788	Innospec, Inc.	1,883,601

	Commercial Support Services - 0.90%
20,100	H&R Block, Inc.	463,707

	Consumer Services - 4.84%
46,684	Rent-A-Center, Inc.	2,486,390

	Containers & Packaging - 0.32%
2,688	UFP Technologies, Inc. (a)	166,360

	Electric Utilities - 2.18%
2,226	Black Hills Corp.	147,762
19,704	Portland General Electric Co.	971,604
		1,119,366
	Entertainment Content - 2.51%
113,800	Lions Gate Entertainment
	Corp. - Class B (a) (c)	1,288,216

	Health Care Facilities & Services - 6.04%
86,319	Hanger, Inc. (a)	1,612,439
32,500	Select Medical Holdings Corp.	1,079,650
5,801	Tenet Healthcare Corp. (a)	415,700
		3,107,789

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 92.63%, Continued	Value
	Home Construction - 0.83%
13,949	Taylor Morrison Home Corp. (a)	$425,863

	Industrial Intermediate Products - 1.02%
33,043	L.B. Foster Co. - Class A (a)	526,375

	Insurance - 3.16%
67,244	CNO Financial Group, Inc.	1,623,270

	Leisure Facilities & Services - 1.11%
47,354	Boston Pizza Royalties Income Fund (b)	568,202

	Leisure Products - 3.06%
150,199	JAKKS Pacific, Inc. (a)	1,575,587

	Medical Equipment & Devices - 2.91%
10,220	CONMED Corp.	1,494,982

	Metals & Mining - 0.94%
43,537	Sprott Physical Uranium Trust (a) (b)	484,057

	Oil & Gas Producers - 3.71%
146,338	Golar LNG Ltd. - ADR (a)	1,906,784

	Oil & Gas Services & Equipment - 4.75%
138,475	CSI Compressco LP	211,867
690,298	TETRA Technologies, Inc. (a)	2,229,663
		2,441,530
	Paper - 0.13%
6,400	Mercer International, Inc.	68,928

	Retail - Discretionary - 2.06%
25,400	Gap, Inc.	576,326
34,700	Tilly’s, Inc. - Class A	481,636
		1,057,962
	Software - 0.57%
16,200	Xperi Holding Corp.	290,304

	Specialty Finance - 4.33%
55,633	Enova International, Inc. (a)	1,804,734
25,200	International Money Express, Inc. (a)	421,848
		2,226,582
	Spectator Sports - 0.73%
69,997	Esports Entertainment Group, Inc. (a)	375,184

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 92.63%, Continued	Value
	Technology Hardware - 5.41%
113,062	Comtech Telecommunications Corp.	$2,438,747
1,619	F5 Networks, Inc. (a)	341,852
		2,780,599
	Technology Services - 10.26%
84,897	KBR, Inc.	3,603,029
18,610	Science Applications International Corp.	1,670,806
		5,273,835
	TOTAL COMMON STOCKS
	(Cost $30,840,031)	47,623,300

	REITs - 3.43%
	REIT: Industrial - 2.67%
16,937	Granite Real Estate Investment Trust	1,372,744

	REIT: Office - 0.19%
3,700	Office Properties Income Trust	94,794

	REIT: Timber - 0.57%
34,393	CatchMark Timber Trust, Inc. - Class A	294,404
	TOTAL REITs
	(Cost $819,633)	1,761,942

	MONEY MARKET FUNDS - 4.44%
1,142,387	First American Government Obligations
	Fund, Institutional Class, 0.03% (d)	1,142,387
1,142,388	First American Treasury Obligations Fund,
	Institutional Class, 0.01% (d)	1,142,388
	TOTAL MONEY MARKET FUNDS
	(Cost $2,284,775)	2,284,775
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $33,944,439) - 100.50%	51,670,017
	Liabilities in Excess
	of Other Assets - (0.50)%	(254,730)
	NET ASSETS - 100.00%	$51,415,287

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares	COMMON STOCKS - 99.23%	Value
	Aerospace & Defense - 2.39%
700	Northrop Grumman Corp.	$250,054

	Banking - 18.53%
11,000	Bank of America Corp.	525,581
7,000	Citigroup, Inc.	484,120
26,292	First Horizon Corp.	446,175
1,900	JPMorgan Chase & Co.	322,791
2,500	Truist Financial Corp.	158,675
		1,937,342
	Biotech & Pharma - 8.32%
400	AbbVie, Inc.	45,868
2,000	Eli Lilly & Co.	509,520
1,100	Merck & Co., Inc.	96,855
4,800	Pfizer, Inc.	209,952
533	Viatris, Inc.	7,116
		869,311
	Chemicals - 1.65%
1,900	Innospec, Inc.	172,159

	Consumer Services - 3.97%
7,800	Rent-A-Center, Inc.	415,428

	Electric Utilities - 3.21%
300	American Electric Power Co., Inc.	25,413
900	Entergy Corp.	92,718
1,000	Evergy, Inc.	63,750
1,600	Exelon Corp.	85,104
800	NextEra Energy, Inc.	68,264
		335,249
	Electrical Equipment - 2.07%
3,300	Carrier Global Corp.	172,359
300	TE Connectivity Ltd. - ADR	43,800
		216,159
	Entertainment Content - 1.37%
3,793	Lions Gate Entertainment Corp. -
	Class B (a) (b)	42,937
2,300	ViacomCBS, Inc. - Class B (b)	83,306
100	Walt Disney Co. (a)	16,907
		143,150

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 99.23%, Continued	Value
	Food - 1.26%
500	Lamb Weston Holdings, Inc.	$28,225
1,300	Tyson Foods, Inc. - Class A	103,961
		132,186
	Health Care Facilities & Services - 0.67%
2,100	Select Medical Holdings Corp.	69,762

	Home Construction - 0.00%
5	Lennar Corp. - Class B	410

	Institutional Financial Services - 0.79%
200	Goldman Sachs Group, Inc.	82,670

	Insurance - 3.37%
14,573	CNO Financial Group, Inc.	351,792

	Internet Media & Services - 0.85%
400	VeriSign, Inc. (a)	89,068

	Oil & Gas Producers - 8.01%
4,700	BP plc - ADR	135,313
1,000	Chesapeake Energy Corp. (a)	63,740
26,803	Golar LNG Ltd. - ADR (a)	349,243
6,300	Royal Dutch Shell plc - Class A - ADR	289,296
		837,592
	Retail - Consumer Staples - 2.14%
1,500	Wal-Mart Stores, Inc.	224,130

	Retail - Discretionary - 4.22%
4,700	Gap, Inc.	106,643
900	Home Depot, Inc.	334,566
		441,209
	Software - 9.07%
2,600	Microsoft Corp.	862,212
900	Oracle Corp.	86,346
		948,558
	Specialty Finance - 1.03%
3,310	Enova International, Inc. (a)	107,376

	Technology Hardware - 2.96%
11,825	Comtech Telecommunications Corp.	255,065
1,800	HP, Inc.	54,594
		309,659

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 99.23%, Continued	Value
	Technology Services - 16.70%
30,530	KBR, Inc.	$1,295,694
750	Mastercard, Inc. - Class A	251,640
1,500	Science Applications International Corp.	134,670
300	Visa, Inc. - Class A	63,531
		1,745,535
	Telecommunications - 2.85%
11,793	AT&T, Inc.	297,891

	Tobacco & Cannabis - 3.80%
4,200	Philip Morris International, Inc.	397,068
	TOTAL COMMON STOCKS
	(Cost $6,315,834)	10,373,758

	MONEY MARKET FUNDS - 0.92%
48,158	First American Government Obligations
	Fund, Institutional Class, 0.03% (c)	48,158
48,158	First American Treasury Obligations
	Fund, Institutional Class, 0.01% (c)	48,158
	TOTAL MONEY MARKET FUNDS
	(Cost $96,316)	96,316
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $6,412,150) - 100.15%	10,470,074
	Liabilities in Excess
	of Other Assets - (0.15)%	(15,755)
	NET ASSETS - 100.00%	$10,454,319

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021

Shares	COMMON STOCKS - 93.45%	Value
	Aerospace & Defense - 1.46%
36,406	CPI Aerostructures, Inc. (a)	$109,218

	Apparel & Textile Products - 0.26%
200	Carter’s, Inc.	19,704

	Asset Management - 1.32%
309	Virtus Investment Partners, Inc.	98,880

	Automotive - 1.21%
2,494	Miller Industries, Inc.	90,133

	Banking - 16.33%
5,700	Atlantic Capital Bancshares, Inc. (a)	156,807
350	First Citizens BancShares, Inc. - Class A	284,865
23,417	First Horizon Corp.	397,386
6,000	Truist Financial Corp.	380,820
		1,219,878
	Chemicals - 3.50%
2,888	Innospec, Inc.	261,682

	Consumer Services - 4.85%
6,800	Rent-A-Center, Inc.	362,168

	Electric Utilities - 7.64%
2,000	American Electric Power Co., Inc.	169,420
2,000	Black Hills Corp.	132,760
500	Entergy Corp.	51,510
1,758	Evergy, Inc.	112,073
2,127	Portland General Electric Co.	104,882
		570,645
	Electrical Equipment - 3.15%
4,500	Carrier Global Corp.	235,035

	Entertainment Content - 2.12%
3,100	Lions Gate Entertainment Corp. -
	Class B (a) (c)	35,092
3,400	ViacomCBS, Inc. - Class B (c)	123,148
		158,240
	Food - 1.47%
700	ConAgra Foods, Inc.	22,540
266	Lamb Weston Holdings, Inc.	15,016
900	Tyson Foods, Inc. - Class A	71,973
		109,529

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	COMMON STOCKS - 93.45%, Continued	Value
	Health Care Facilities & Services - 4.01%
2,438	Hanger, Inc. (a)	$45,542
4,400	Select Medical Holdings Corp.	146,168
1,500	Tenet Healthcare Corp. (a)	107,490
		299,200
	Insurance - 7.83%
11,910	CNO Financial Group, Inc.	287,507
2,700	Prudential Financial, Inc.	297,135
		584,642
	Internet Media & Services - 1.19%
400	VeriSign, Inc. (a)	89,068

	Leisure Products - 0.24%
1,700	JAKKS Pacific, Inc. (a)	17,833

	Medical Equipment & Devices - 0.59%
300	CONMED Corp.	43,884

	Metals & Mining - 1.27%
8,550	Sprott Physical Uranium Trust (a) (b)	95,061

	Oil & Gas Producers - 4.77%
27,339	Golar LNG Ltd. - ADR (a)	356,227

	Oil & Gas Services & Equipment - 6.18%
142,924	TETRA Technologies, Inc. (a)	461,645

	Retail - Discretionary - 0.89%
2,900	Gap, Inc.	65,801

	Specialty Finance - 3.15%
7,240	Enova International, Inc. (a)	234,866

	Technology Hardware - 4.84%
13,804	Comtech Telecommunications Corp.	297,752
300	F5 Networks, Inc. (a)	63,345
		361,097
	Technology Services - 12.97%
18,185	KBR, Inc.	771,772
2,200	Science Applications International Corp.	197,516
		969,288
	Transportation & Logistics - 2.21%
700	FedEx Corp.	164,871
	TOTAL COMMON STOCKS
	(Cost $5,032,844)	6,978,595

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

SCHEDULE OF INVESTMENTS at October 31, 2021, Continued

Shares	REITs - 2.60%	Value
	REIT: Industrial - 1.19%
1,100	Granite Real Estate Investment Trust	$89,155

	REIT: Office - 1.41%
4,102	Office Properties Income Trust	105,093
	TOTAL REITs
	(Cost $123,193)	194,248

	MONEY MARKET FUNDS - 3.36%
125,384	First American Government Obligations
	Fund, Institutional Class, 0.03% (d)	125,384
125,383	First American Treasury Obligations
	Fund, Institutional Class, 0.01% (d)	125,383
	TOTAL MONEY MARKET FUNDS
	(Cost $250,767)	250,767
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,406,804) - 99.41%	7,423,610
	Other Assets in Excess
	of Liabilities - 0.59%	44,061
	NET ASSETS - 100.00%	$7,467,671

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of October 31, 2021.

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2021

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $18,478,907 and
$33,944,439, respectively)	$47,059,883	$51,670,017
Receivables
Fund shares issued	4,150	—
Return of capital receivable	—	1,385
Dividends and interest	27,388	28,374
Dividend tax reclaim	11,054	11,878
Prepaid expenses	20,839	21,607
Total assets	47,123,314	51,733,261
LIABILITIES
Payables
Fund shares redeemed	—	565
Investment securities purchased	—	180,690
Advisory fees	13,585	34,743
12b-1 distribution fees	9,805	37,842
Administration fees	11,676	10,657
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,875	1,875
Custody fees	2,497	2,356
Fund accounting fees	5,814	5,697
Shareholder servicing fees	1,991	11,145
Transfer agent fees and expenses	6,779	7,955
Trustee fees and expenses	243	218
Accrued expenses	3,162	1,731
Total liabilities	79,927	317,974
NET ASSETS	$47,043,387	$51,415,287

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2021, Continued

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$6,251,011	$24,753,506
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	255,769	1,066,670
Net asset value, offering and
redemption price per share (Note 1)	$24.44	$23.21
Institutional Class
Net assets applicable to shares outstanding	$40,792,376	$26,661,781
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	1,672,190	1,135,458
Net asset value, offering and
redemption price per share (Note 1)	$24.39	$23.48
COMPONENTS OF NET ASSETS
Paid-in capital	$19,263,328	$44,360,430
Total distributable earnings	27,780,059	7,054,857
Net assets	$47,043,387	$51,415,287

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2021

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
ASSETS
Investments in securities, at value
(identified cost $6,412,150 and
$5,406,804, respectively)	$10,470,074	$7,423,610
Receivables
Investment securities sold	—	66,199
Dividends and interest	14,153	5,084
Dividend tax reclaim	742	130
Due from Adviser (Note 4)	13,444	13,218
Prepaid expenses	9,284	9,438
Total assets	10,507,697	7,517,679
LIABILITIES
Payables
12b-1 distribution fees	1,490	664
Administration fees	9,550	9,547
Audit fees	22,500	22,500
Chief Compliance Officer fee	1,874	1,875
Custody fees	1,408	1,437
Fund accounting fees	5,788	5,826
Shareholder servicing fees	3,118	922
Transfer agent fees and expenses	5,531	5,403
Trustee fees and expenses	130	106
Accrued expenses	1,989	1,728
Total liabilities	53,378	50,008
NET ASSETS	$10,454,319	$7,467,671

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF ASSETS AND LIABILITIES at October 31, 2021, Continued

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$1,646,006	$509,429
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	87,151	34,421
Net asset value, offering and
redemption price per share (Note 1)	$18.89	$14.80
Institutional Class
Net assets applicable to shares outstanding	$8,808,313	$6,958,242
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	464,059	469,096
Net asset value, offering and
redemption price per share (Note 1)	$18.98	$14.83
COMPONENTS OF NET ASSETS
Paid-in capital	$6,979,533	$5,588,310
Total distributable earnings	3,474,786	1,879,361
Net assets	$10,454,319	$7,467,671

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2021

	Huber Select	Huber
	Large Cap	Small Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $967 and $10,821, respectively)	$702,588	$550,105
Interest	117	178
Total investment income	702,705	550,283
Expenses
Advisory fees (Note 4)	298,850	394,729
Administration fees (Note 4)	67,008	66,969
Transfer agent fees and expenses (Note 4)	41,398	48,399
Fund accounting fees (Note 4)	34,093	34,132
Registration fees	31,773	32,425
Audit fees	22,500	22,500
Custody fees (Note 4)	15,076	14,172
12b-1 distribution fees – Investor Class (Note 6)	15,055	38,932
Trustee fees and expenses	14,319	14,262
Chief Compliance Officer fee (Note 4)	11,250	11,249
Legal fees	6,821	6,514
Reports to shareholders	6,110	5,340
Miscellaneous expense	5,740	4,999
Insurance expense	3,265	3,103
Shareholder servicing fees – Investor Class (Note 5)	1,166	9,121
Total expenses	574,424	706,846
Less: advisory fee waiver (Note 4)	(163,721)	(120,526)
Net expenses	410,703	586,320
Net investment income/(loss)	292,002	(36,037)

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS, FOREIGN CURRENCY
AND REDEMPTION IN-KIND
Net realized gain/(loss) on:
Investments	(276,360)	1,796,225
Foreign currency	—	748
Redemption in-kind	16,954,108	6,042,385
Net change in unrealized appreciation/(depreciation) on:
Investments	485,500	10,242,121
Foreign currency	—	94
Net realized and unrealized gain on investments,
foreign currency and redemption in-kind	17,163,248	18,081,573
Net Increase in Net Assets
Resulting from Operations	$17,455,250	$18,045,536

The accompanying notes are an integral part of these financial statements.

Huber Funds

STATEMENTS OF OPERATIONS For the Year Ended October 31, 2021

	Huber	Huber
	Large Cap	Mid Cap
	Value Fund	Value Fund
INVESTMENT INCOME
Dividends (net of foreign taxes and issuance fees
withheld of $1,075 and $1,165, respectively)	$186,250	$99,015
Interest	45	73
Total investment income	186,295	99,088
Expenses
Administration fees (Note 4)	57,127	57,816
Fund accounting fees (Note 4)	34,304	34,247
Transfer agent fees and expenses (Note 4)	32,800	32,199
Registration fees	32,549	31,662
Audit fees	22,501	22,500
Trustee fees and expenses	13,974	13,932
Chief Compliance Officer fee (Note 4)	11,249	11,249
Custody fees (Note 4)	9,400	9,390
Legal fees	6,827	6,817
Reports to shareholders	4,699	4,592
Miscellaneous expense	4,698	4,917
Insurance expense	2,729	2,701
12b-1 distribution fees - Investor Class (Note 6)	2,045	416
Shareholder servicing fees - Investor Class (Note 5)	—	185
Total expenses	234,902	232,623
Less: advisory fee waiver and
expenses reimbursed (Note 4)	(165,712)	(167,037)
Net expenses	69,190	65,586
Net investment income	117,105	33,502

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on:
Investments	(137,089)	20,220
Foreign currency	(177)	(91)
Net change in unrealized appreciation/(depreciation) on:
Investments	2,726,805	1,942,533
Foreign currency	—	6
Net realized and unrealized gain on
investments and foreign currency	2,589,539	1,962,668
Net Increase in Net Assets
Resulting from Operations	$2,706,644	$1,996,170

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$292,002	$453,461
Net realized gain/(loss) on:
Investments	(276,360)	(221,541)
Foreign currency	—	(5,671)
Redemption in-kind	16,954,108	—
Net change in unrealized
appreciation/(depreciation) on investments	485,500	(3,607,499)
Net increase/(decrease) in net assets
resulting from operations	17,455,250	(3,381,250)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(97,496)	(48,269)
Net dividends and distributions to shareholders –
Institutional Class shares	(436,738)	(482,468)
Total distributions to shareholders	(534,234)	(530,737)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(16,822,728)	686,795
Total increase/(decrease) in net assets	98,288	(3,225,192)
NET ASSETS
Beginning of year	46,945,099	50,170,291
End of year	$47,043,387	$46,945,099

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	49,258	$951,267	114,765	$1,998,520
Shares issued on
reinvestments
of distributions	5,049	92,541	2,595	46,732
Shares redeemed**	(107,344)	(2,181,176)	(163,415)	(2,740,907)
Net decrease	(53,037)	$(1,137,368)	(46,055)	$(695,655)
** Net of redemption
fees of		$897		$778

	Institutional Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	940,101	$18,733,605	190,799	$3,209,260
Shares issued on
reinvestments
of distributions	15,059	274,823	26,330	472,356
Shares redeemed in
connection with
redemption in-kind	(1,774,003)	(33,188,041)	—	—
Shares redeemed**	(76,101)	(1,505,747)	(142,481)	(2,299,166)
Net increase/(decrease)	(894,944)	$(15,685,360)	74,648	$1,382,450
** Net of redemption
fees of		$4,631		$3,658

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(36,037)	$63,935
Net realized gain on:
Investments	1,796,225	3,486,826
Foreign currency	748	716
Redemption in-kind	6,042,385	—
Net change in unrealized
appreciation/(depreciation) on:
Investments	10,242,121	(12,798,260)
Foreign currency	94	66
Net increase/(decrease) in net assets
resulting from operations	18,045,536	(9,246,717)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(81,782)	(15,757)
Net dividends and distributions to shareholders –
Institutional Class shares	(63,838)	(48,426)
Total distributions to shareholders	(145,620)	(64,183)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	389,940	1,382,550
Total increase/(decrease) in net assets	18,289,856	(7,928,350)
NET ASSETS
Beginning of year	33,125,431	41,053,781
End of year	$51,415,287	$33,125,431

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	122,896	$2,566,064	108,169	$1,651,643
Shares issued on
reinvestments
of distributions	4,609	79,821	810	15,113
Shares redeemed**	(138,434)	(2,874,954)	(197,178)	(2,998,398)
Net decrease	(10,929)	$(229,069)	(88,199)	$(1,331,642)
** Net of redemption
fees of		$2,733		$3,928

	Institutional Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	644,995	$14,917,320	222,231	$3,179,120
Shares issued on
reinvestments
of distributions	1,303	22,796	2,522	47,536
Shares redeemed in
connection with
redemption in-kind	(756,500)	(13,527,498)	—	—
Shares redeemed**	(49,861)	(793,609)	(29,322)	(512,464)
Net increase/(decrease)	(160,063)	$619,009	195,431	$2,714,192
** Net of redemption
fees of		$2,199		$1,411

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$117,105	$70,969
Net realized gain/(loss) on:
Investments	(137,089)	(250,209)
Foreign currency	(177)	12
Net change in unrealized
appreciation/(depreciation) on investments	2,726,805	(547,004)
Net increase/(decrease) in net assets
resulting from operations	2,706,644	(726,232)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(18,764)	(15,725)
Net dividends and distributions to shareholders –
Institutional Class shares	(55,823)	(49,699)
Total distributions to shareholders	(74,587)	(65,424)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	3,959,959	(447,420)
Total increase/(decrease) in net assets	6,592,016	(1,239,076)
NET ASSETS
Beginning of year	3,862,303	5,101,739
End of year	$10,454,319	$3,862,303

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	11,252	$209,192	3,164	$45,752
Shares issued on
reinvestments
of distributions	1,248	18,764	987	15,725
Shares redeemed**	(6,867)	(123,820)	(5,281)	(78,552)
Net increase/(decrease)	5,633	$104,136	(1,130)	$(17,075)
** Net of redemption
fees of		$—		$12

	Institutional Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	261,609	$4,000,000	—	$—
Shares issued on
reinvestments
of distributions	3,699	55,823	3,108	49,699
Shares redeemed**	(11,507)	(200,000)	(34,350)	(480,044)
Net increase/(decrease)	253,801	$3,855,823	(31,242)	$(430,345)
** Net of redemption
fees of		$—		$1

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$33,502	$10,666
Net realized gain/(loss) on:
Investments	20,220	10,933
Foreign currency	(91)	27
Net change in unrealized
appreciation/(depreciation) on:
Investments	1,942,533	(451,766)
Foreign currency	6	3
Net increase/(decrease) in net assets
resulting from operations	1,996,170	(430,137)
DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders –
Investor Class shares	(2,080)	—
Net dividends and distributions to shareholders –
Institutional Class shares	(13,526)	—
Total distributions to shareholders	(15,606)	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	3,921,182	116,511
Total increase/(decrease) in net assets	5,901,746	(313,626)
NET ASSETS
Beginning of year	1,565,925	1,879,551
End of year	$7,467,671	$1,565,925

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

	Investor Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	8,089	$115,670	—	$—
Shares issued on
reinvestments
of distributions	180	2,080	—	—
Shares redeemed	(660)	(9,764)	—	(2)
Net increase/(decrease)	7,609	$107,986	—	$(2)

	Institutional Class
	Year Ended		Year Ended
	October 31, 2021		October 31, 2020
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	346,021	$4,000,000	11,536	$116,513
Shares issued on
reinvestments
of distributions	1,172	13,526	—	—
Shares redeemed	(15,266)	(200,330)	—	—
Net increase	331,927	$3,813,196	11,536	$116,513

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$16.33	$17.63	$15.94	$15.76	$12.90

Income from investment operations:
Net investment income^	0.11	0.10	0.14	0.13	0.17
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	8.33	(1.26)	1.74	0.15	2.86
Total from investment operations	8.44	(1.16)	1.88	0.28	3.03

Less distributions:
From net investment income	(0.33)	(0.14)	(0.19)	(0.10)	(0.17)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$24.44	$16.33	$17.63	$15.94	$15.76

Total return	52.32%	-6.68%	12.03%	1.79%	23.71%

Ratios/supplemental data:
Net assets, end of year (thousands)	$6,251	$5,043	$6,258	$6,023	$7,346
Ratio of expenses to average net assets:
Before advisory fee waiver	1.67%	1.66%	1.57%	1.45%	1.70%
After advisory fee waiver	1.26%	1.35%	1.34%	1.25%	1.37%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.09%	0.30%	0.64%	0.59%	0.85%
After advisory fee waiver	0.50%	0.61%	0.87%	0.79%	1.18%
Portfolio turnover rate	48.63%	19.50%	19.52%	20.00%	20.49%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Select Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$16.32	$17.62	$15.92	$15.81	$12.95

Income from investment operations:
Net investment income^	0.16	0.17	0.20	0.17	0.22
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	8.31	(1.28)	1.73	0.16	2.87
Total from investment operations	8.47	(1.11)	1.93	0.33	3.09

Less distributions:
From net investment income	(0.40)	(0.19)	(0.23)	(0.22)	(0.23)
Redemption fees retained	0.00 ^+	0.00 ^+	0.00 ^+	—	—

Net asset value, end of year	$24.39	$16.32	$17.62	$15.92	$15.81

Total return	52.71%	-6.38%	12.43%	2.07%	24.10%

Ratios/supplemental data:
Net assets, end of year (thousands)	$40,792	$41,902	$43,912	$59,825	$80,948
Ratio of expenses to average net assets:
Before advisory fee waiver	1.40%	1.30%	1.22%	1.19%	1.33%
After advisory fee waiver	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	0.36%	0.66%	0.99%	0.84%	1.18%
After advisory fee waiver	0.77%	0.97%	1.22%	1.04%	1.52%
Portfolio turnover rate	48.63%	19.50%	19.52%	20.00%	20.49%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$13.86	$18.02	$16.74	$17.12	$14.26

Income from investment operations:
Net investment income/(loss)^	(0.04)	0.00 +	0.00 +	0.04	0.09
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	9.47	(4.15)	1.31	(0.30)	2.96
Total from investment operations	9.43	(4.15)	1.31	(0.26)	3.05

Less distributions:
From net investment income	(0.08)	(0.01)	(0.03)	(0.12)	(0.19)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$23.21	$13.86	$18.02	$16.74	$17.12

Total return	68.19%	-23.03%	7.97%	-1.64%	21.43%

Ratios/supplemental data:
Net assets, end of year (thousands)	$24,753	$14,937	$21,003	$24,478	$25,129
Ratio of expenses to average net assets:
Before advisory fee waiver	1.86%	2.03%	1.77%	1.65%	1.65%
After advisory fee waiver	1.56%	1.65%	1.58%	1.56%	1.63%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.48%)	(0.35%)	(0.16%)	0.11%	0.53%
After advisory fee waiver	(0.18%)	0.03%	0.03%	0.20%	0.55%
Portfolio turnover rate	75.60%	71.53%	37.26%	39.04%	23.48%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Small Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$14.04	$18.23	$16.95	$17.35	$14.45

Income from investment operations:
Net investment income^	0.01	0.05	0.04	0.08	0.14
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	9.56	(4.20)	1.32	(0.30)	2.99
Total from investment operations	9.57	(4.15)	1.36	(0.22)	3.13

Less distributions:
From net investment income	(0.13)	(0.04)	(0.08)	(0.18)	(0.23)
Redemption fees retained^+	0.00	0.00	0.00	0.00	0.00

Net asset value, end of year	$23.48	$14.04	$18.23	$16.95	$17.35

Total return	68.47%	-22.80%	8.16%	-1.36%	21.74%

Ratios/supplemental data:
Net assets, end of year (thousands)	$26,662	$18,188	$20,051	$43,959	$66,177
Ratio of expenses to average net assets:
Before advisory fee waiver	1.65%	1.73%	1.54%	1.43%	1.36%
After advisory fee waiver	1.35%	1.35%	1.35%	1.32%	1.33%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver	(0.27%)	(0.05%)	0.07%	0.35%	0.81%
After advisory fee waiver	0.03%	0.33%	0.26%	0.46%	0.84%
Portfolio turnover rate	75.60%	71.53%	37.26%	39.04%	23.48%

+	Less than $0.005.
^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$13.18	$15.69	$14.58	$14.48	$11.73

Income from investment operations:
Net investment income^	0.20	0.20	0.22	0.17	0.21
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.74	(2.52)	1.08	0.14	2.74
Total from investment operations	5.94	(2.32)	1.30	0.31	2.95

Less distributions:
From net investment income	(0.23)	(0.19)	(0.19)	(0.21)	(0.20)

Net asset value, end of year	$18.89	$13.18	$15.69	$14.58	$14.48

Total return	45.52%	-15.00%	9.17%	2.15%	25.37%

Ratios/supplemental data:
Net assets, end of year (thousands)	$1,646	$1,074	$1,296	$1,222	$1,582
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	2.74%	4.94%	4.52%	4.27%	4.42%
After advisory fee waiver
and expense reimbursement	0.89%	1.00%	0.85%	0.94%	0.89%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.66%)	(2.58%)	(2.17%)	(2.21%)	(1.90%)
After advisory fee waiver
and expense reimbursement	1.19%	1.36%	1.50%	1.12%	1.63%
Portfolio turnover rate	26.45%	36.17%	35.66%	25.80%	34.31%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Large Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$13.26	$15.75	$14.66	$14.55	$11.80

Income from investment operations:
Net investment income^	0.23	0.23	0.23	0.19	0.23
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.76	(2.51)	1.09	0.16	2.75
Total from investment operations	5.99	(2.28)	1.32	0.35	2.98

Less distributions:
From net investment income	(0.27)	(0.21)	(0.23)	(0.24)	(0.23)

Net asset value, end of year	$18.98	$13.26	$15.75	$14.66	$14.55

Total return	45.66%	-14.73%	9.25%	2.37%	25.53%

Ratios/supplemental data:
Net assets, end of year (thousands)	$8,808	$2,788	$3,805	$3,482	$3,401
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	2.60%	4.69%	4.42%	4.09%	4.25%
After advisory fee waiver
and expense reimbursement	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(0.52%)	(2.33%)	(2.07%)	(2.06%)	(1.72%)
After advisory fee waiver
and expense reimbursement	1.33%	1.61%	1.60%	1.28%	1.78%
Portfolio turnover rate	26.45%	36.17%	35.66%	25.80%	34.31%

^	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$9.53	$12.32	$12.29	$12.16	$10.41

Income from investment operations:
Net investment income^	0.05	0.04	0.05	0.04	0.10
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.30	(2.83)	0.10	0.17	1.91
Total from investment operations	5.35	(2.79)	0.15	0.21	2.01

Less distributions:
From net investment income	(0.08)	(0.00)	(0.12)	(0.08)	(0.10)
From net realized gain on investments	—	—	—	—	(0.16)
Total distributions	(0.08)	(0.00)	(0.12)	(0.08)	(0.26)

Net asset value, end of year	$14.80	$9.53	$12.32	$12.29	$12.16

Total return	56.34%	-22.65%	1.32%	1.70%	19.49%+

Ratios/supplemental data:
Net assets, end of year (thousands)	$510	$256	$331	$478	$230
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	3.71%	13.99%	12.16%	11.13%	13.89%
After advisory fee waiver
and expense reimbursement	1.14%	1.30%	1.08%	1.19%	1.27%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(2.18%)	(12.29%)	(10.62%)	(9.65%)	(11.74%)
After advisory fee waiver
and expense reimbursement	0.39%	0.40%	0.46%	0.29%	0.88%
Portfolio turnover rate	59.38%	118.94%	90.36%	42.91%	95.79%

^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 11 for further details.

The accompanying notes are an integral part of these financial statements.

Huber Mid Cap Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Institutional Class
	Year Ended October 31,
	2021	2020	2019	2018	2017
Net asset value, beginning of year	$9.55	$12.33	$12.33	$12.20	$10.44

Income from investment operations:
Net investment income^	0.08	0.07	0.06	0.06	0.13
Net realized and unrealized
gain/(loss) on investments
and foreign currency
related transactions	5.30	(2.85)	0.09	0.18	1.92
Total from investment operations	5.38	(2.78)	0.15	0.24	2.05

Less distributions:
From net investment income	(0.10)	(0.00)	(0.15)	(0.11)	(0.13)
From net realized gain on investments	—	—	—	—	(0.16)
Total distributions	(0.10)	(0.00)	(0.15)	(0.11)	(0.29)

Net asset value, end of year	$14.83	$9.55	$12.33	$12.33	$12.20

Total return	56.61%	-22.55%	1.35%	1.95%	19.78%+

Ratios/supplemental data:
Net assets, end of year (thousands)	$6,958	$1,310	$1,549	$1,416	$1,389
Ratio of expenses to average net assets:
Before advisory fee waiver
and expense reimbursement	3.57%	13.69%	12.08%	11.19%	13.77%
After advisory fee waiver
and expense reimbursement	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income/(loss)
to average net assets:
Before advisory fee waiver
and expense reimbursement	(2.05%)	(11.99%)	(10.54%)	(9.75%)	(11.62%)
After advisory fee waiver
and expense reimbursement	0.52%	0.70%	0.54%	0.44%	1.15%
Portfolio turnover rate	59.38%	118.94%	90.36%	42.91%	95.79%

^	Based on average shares outstanding.
+
Includes increase from payments made by the Adviser and net gain realized of 0.00% related to the disposal of securities held in violation of an investment restriction.  Refer to Note 11 for further details.

The accompanying notes are an integral part of these financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021

NOTE 1 – ORGANIZATION

The Huber Select Large Cap Value Fund, the Huber Small Cap Value Fund, the Huber Large Cap Value Fund, and the Huber Mid Cap Value Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  Each of the Funds has separate assets and liabilities and differing investment objectives.  The investment objective of the Huber Select Large Cap Value Fund (the “Select Large Cap Value Fund”), Huber Large Cap Value Fund (the “Large Cap Value Fund”), and the Huber Mid Cap Value Fund (the “Mid Cap Value Fund”) is current income and capital appreciation.  The investment objective of the Huber Small Cap Value Fund (the “Small Cap Value Fund”) is capital appreciation.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Effective February 28, 2021, the following name changes were enacted.  The Huber Capital Equity Income Fund changed to the Huber Select Large Cap Value Fund, the Huber Capital Small Cap Value Fund changed to Huber Small Cap Value Fund, the Huber Capital Diversified Large Cap Value Fund changed to Huber Large Cap Value Fund, and the Huber Capital Mid Cap Value Fund changed to Huber Mid Cap Value Fund

The Investor Class of the Select Large Cap Value Fund and the Small Cap Value Fund commenced operations on June 29, 2007.  As of October 25, 2011, the former Institutional shares were re-designated as Investor Class shares.  The Select Large Cap Value Fund and the Small Cap Value Institutional Classes subsequently commenced operations on October 25, 2011. The Large Cap Value Fund commenced operations on December 31, 2012.  The Mid Cap Value Fund commenced operations on December 31, 2015.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders.  Therefore, no Federal income or excise tax provision is required.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds distribute substantially all net investment income, if any, annually and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations which may differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

For the year ended October 31, 2021, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Distributable	Paid-in
	Earnings	Capital
Select Large Cap Value Fund	$(16,820,685)	$16,820,685
Small Cap Value Fund	(5,909,765)	5,909,765
Large Cap Value Fund	—	—
Mid Cap Value Fund	122	(122)

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

F.
Redemption Fees: The Funds charge a 1.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Funds and accounted for as an addition to paid-in capital.  The redemption fees retained by each Fund are disclosed in the statements of changes.

G.
REITs: The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

The Funds do not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
New Accounting Pronouncements: In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

J.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of October 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speed, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 EST).

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Exchange rates are provided daily by a recognized independent pricing agent.  To the extent, these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of October 31, 2021:

Select Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$156,216	$—	$—	$156,216
Consumer Discretionary	4,671,370	—	—	4,671,370
Consumer Staples	1,518,011	—	—	1,518,011
Energy	1,532,567	—	—	1,532,567
Financials	9,456,308	—	—	9,456,308
Health Care	7,490,456	—	—	7,490,456
Industrials	4,683,154	—	—	4,683,154
Materials	389,623	—	—	389,623
Technology	15,160,905	—	—	15,160,905
Utilities	1,846,971	—	—	1,846,971
Total Common Stocks	46,905,581	—	—	46,905,581
Money Market Funds	154,302	—	—	154,302
Total Investments
in Securities	$47,059,883	$—	$—	$47,059,883

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$1,288,216	$—	$—	$1,288,216
Consumer Discretionary	8,773,404	—	—	8,773,404
Energy	4,348,313	—	—	4,348,313
Financials	15,264,133	—	—	15,264,133
Health Care	4,602,770	—	—	4,602,770
Industrials	1,279,414	—	—	1,279,414
Materials	2,602,946	—	—	2,602,946
Technology	8,344,738	—	—	8,344,738
Utilities	1,119,366	—	—	1,119,366
Total Common Stocks	47,623,300	—	—	47,623,300
REITs	1,761,942	—	—	1,761,942
Money Market Funds	2,284,775	—	—	2,284,775
Total Investments
in Securities	$51,670,017	$—	$—	$51,670,017

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$530,109	$—	$—	$530,109
Consumer Discretionary	857,047	—	—	857,047
Consumer Staples	753,384	—	—	753,384
Energy	837,592	—	—	837,592
Financials	2,479,180	—	—	2,479,180
Health Care	939,073	—	—	939,073
Industrials	466,213	—	—	466,213
Materials	172,159	—	—	172,159
Technology	3,003,752	—	—	3,003,752
Utilities	335,249	—	—	335,249
Total Common Stocks	10,373,758	—	—	10,373,758
Money Market Funds	96,316	—	—	96,316
Total Investments
in Securities	$10,470,074	$—	$—	$10,470,074

Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$247,308	$—	$—	$247,308
Consumer Discretionary	555,639	—	—	555,639
Consumer Staples	109,529	—	—	109,529
Energy	817,871	—	—	817,871
Financials	2,138,266	—	—	2,138,266
Health Care	343,084	—	—	343,084
Industrials	509,124	—	—	509,124
Materials	356,744	—	—	356,744
Technology	1,330,385	—	—	1,330,385
Utilities	570,645	—	—	570,645
Total Common Stocks	6,978,595	—	—	6,978,595
REITs	194,248	—	—	194,248
Money Market Funds	250,767	—	—	250,767
Total Investments
in Securities	$7,423,610	$—	$—	$7,423,610

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have an investment advisory agreement with Huber Capital Management, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Funds.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Select Large Cap Value Fund pays fees calculated at an annual rate of 0.99% based upon the Fund’s average daily net assets for the first $10 billion, 0.75% based upon the Fund’s average daily net assets for the next $10 billion, and 0.50% based upon the Fund’s average daily net assets in excess of $20 billion.  For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Select Large Cap Value Fund’s contractual management fee from 0.99% to 0.75%. The Small Cap Value Fund pays fees calculated at an annual rate of 1.35% based upon the Fund’s average daily net assets for the first $5 billion and 1.00% based upon the Fund’s average daily net assets in excess of $5 billion. For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Small Cap Value Fund’s contractual management fee from 1.35% to 0.99%. The Large Cap Value Fund pays fees calculated at an annual rate of 0.75% based upon the Fund’s average daily net assets for the first $10 billion and 0.50% based upon the Fund’s average daily net assets in excess of $10 billion.  For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Large Cap Value Fund’s contractual management fee from 0.75% to 0.00%.  The Mid Cap Value Fund pays fees calculated at an annual rate of 1.00% based upon the Fund’s average daily net assets.  For the period February 28, 2021 through February 27, 2022, the Adviser has agreed to voluntarily reduce the Mid Cap Value Fund’s contractual management fee from 1.00% to 0.00%.  For the year ended October 31, 2021, the advisory fees incurred by the Funds are disclosed in the statements of operations.

The Funds are responsible for their own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding class specific expenses such as the 0.25% 12b-1 fees applied to the Investor Class, 0.15% shareholder servicing fees applied to

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

the Investor Class and 0.10% applied to the Institutional Class of the Mid Cap Value Fund, acquired fund fees and expenses, interest expense, taxes and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

Expense Caps
Select Large Cap Value Fund	0.99%
Small Cap Value Fund	1.35%
Large Cap Value Fund	0.75%
Mid Cap Value Fund	1.00%

Percent of average daily net assets of the Funds.

Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2021, the Adviser reduced its fees and absorbed Fund expenses in the amount of $163,721 for the Select Large Cap Value Fund, $120,526 for the Small Cap Value Fund, $165,712 for the Large Cap Value Fund, and $167,037 for the Mid Cap Value Fund.

No amounts were recouped by the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
Date	Value Fund	Value Fund	Value Fund	Value Fund
10/31/2022	$132,238	$104,752	$174,622	$191,202
10/31/2023	150,039	132,640	181,127	201,442
10/31/2024	163,721	120,526	165,712	167,037
	$445,998	$357,918	$521,461	$559,681

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as Custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Funds to Fund Services for these services for the year ended October 31, 2021 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.  On July 7, 2021, Foreside announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside.  The Board approved continuing the distribution agreement with Quasar at the close of the transaction which occurred on September 30, 2021.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Investor Class of the Funds may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each Investor Class and at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class of the Mid Cap Value Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the year ended October 31, 2021, the shareholder servicing fees accrued by the Funds’ Investor Class are disclosed in the statements of operations.

NOTE 6 – 12B-1 DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay Quasar Distributors, LLC (the “Distributor”) for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

Funds. Payments made pursuant to the Plan will represent reimbursement for specific expenses incurred in connection with the promotion and distribution of shares.  For the year ended October 31, 2021, the 12b-1 fees accrued by each Fund’s Investor Class are disclosed in the statements of operations.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2021, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were as follows:

	Select
	Large Cap	Small Cap	Large Cap	Mid Cap
	Value Fund	Value Fund	Value Fund	Value Fund
Purchases	$19,703,491	$29,735,271	$6,235,792	$7,406,876
Sales	36,818,622	31,480,702	2,301,207	3,640,526

For the year ended October 31, 2021, the proceeds from sales of securities, excluding short-term securities, includes securities redeemed in-kind of $33,108,041 for Select Large Cap Value Fund and $13,527,498 for the Small Cap Value Fund.  During the year ended October 31, 2021, there were no purchases and sales of U.S. Government securities in any of the Funds.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2021 and October 31, 2020 was as follows:

	Select Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
Ordinary income	$534,234	$530,737

	Small Cap Value Fund
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
Ordinary income	$145,620	$64,183

	Large Cap Value Fund
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
Ordinary income	$74,587	$65,424

	Mid Cap Value Fund
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
Ordinary income	$15,606	$—

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

As of October 31, 2021, components of accumulated earnings/(losses) on a tax basis were as follows:

	Select
	Large Cap	Small Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$18,516,443	$34,481,155
Gross tax unrealized appreciation	28,762,336	18,485,556
Gross tax unrealized depreciation	(218,896)	(1,296,694)
Net tax unrealized appreciation	28,543,440	17,188,862
Net unrealized depreciation
on foreign currency	—	(277)
Undistributed ordinary income	170,897	523,636
Undistributed long-term capital gain	—	—
Total distributable earnings	170,897	523,636
Other accumulated losses	(934,278)	(10,657,364)
Total accumulated earnings/(losses)	$27,780,059	$7,054,857

	Large Cap	Mid Cap
	Value Fund	Value Fund
Cost of investments for tax purposes (a)	$6,441,641	$5,468,893
Gross tax unrealized appreciation	4,120,320	2,017,620
Gross tax unrealized depreciation	(91,887)	(62,903)
Net tax unrealized appreciation	4,028,433	1,954,717
Net unrealized appreciation
on foreign currency	—	8
Undistributed ordinary income	106,356	65,790
Undistributed long-term capital gain	—	—
Total distributable earnings	106,356	65,790
Other accumulated losses	(660,003)	(141,154)
Total accumulated earnings/(losses)	$3,474,786	$1,879,361

(a)	The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sales.

At October 31, 2021, the Funds had capital loss carryforwards as follows:

	Capital Loss Carryforwards
	Short-Term	Long-Term
Select Large Cap Value Fund	$(873,231)	$(61,047)
Small Cap Value Fund	(7,145,822)	(3,362,745)
Large Cap Value Fund	(496,503)	(163,500)
Mid Cap Value Fund	(100,946)	(40,208)

These capital losses may be carried forward indefinitely to offset future gains.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

NOTE 9 – CONTROL OWNERSHIP

A beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of October 31, 2021, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Select Large Cap Value Fund	Investor Class	Institutional Class
RBC Capital Markets LLC	—	42.77%
National Financial Services LLC	26.54%	—
Charles Schwab & Co., Inc.	26.27%	—
Angelo R. Mozilo	28.19%	—

Small Cap Value Fund	Investor Class	Institutional Class
National Financial Services LLC	—	44.57%
Shadowlawn Investments LP	48.15%	—

Large Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	56.37%
Morgan Stanley Smith Barney LLC	69.84%	26.90%

Mid Cap Value Fund	Investor Class	Institutional Class
Lizanne Falsetto Living Trust	—	73.76%
Hilton Family Trust	67.55%	—

NOTE 10 – OTHER TAX INFORMATION

The Funds declared an income distribution to be paid on December 10, 2021 to shareholders of record on December 9, 2021 as follows:

Distribution
rate per share
Select Large Cap Value Fund
Investor Class	$0.07572060
Institutional Class	0.13813905

Small Cap Value Fund
Investor Class	0.22158701
Institutional Class	0.26712857

Large Cap Value Fund
Investor Class	0.21540549
Institutional Class	0.24093423

Mid Cap Value Fund
Investor Class	0.14049971
Institutional Class	0.15503889

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

NOTE 11 – ADVISOR REIMBURSEMENT FOR LOSS

On March 28, 2017, the Fund received a reimbursement of $94 from the Adviser related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the year ended October 31, 2017.

NOTE 12 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Foreign Securities and Emerging Markets Risk – Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Initial Public Offering (“IPO”) Risk – The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When an asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Huber Funds

NOTES TO FINANCIAL STATEMENTS at October 31, 2021, Continued

•
Value Style Investing Risk – A style of investing which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of each portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or fiscal developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of a Fund’s portfolio.

•
Market and Regulatory Risk – Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole.  Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets.  The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally.  In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Small Companies Risk (Small Cap Value Fund only) – Investing in securities of small-sized companies may involve greater volatility than investing in larger and more established companies because companies with small market capitalizations can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Mid-Sized Company Risk (Mid Cap Value Fund only) – A mid cap company may be more vulnerable to adverse business or economic events than stocks of larger companies. These stocks present greater risks than securities of larger, more diversified companies.

Huber Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees Advisors Series Trust and Shareholders of
Huber Select Large Cap Value Fund (formerly Huber Capital Equity Income Fund)
Huber Small Cap Value Fund (formerly Huber Capital Small Cap Value Fund)
Huber Large Cap Value Fund (formerly Huber Capital Diversified Large Cap Value Fund)
Huber Mid Cap Value Fund (formerly Huber Capital Mid Cap Value Fund)

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Huber Select Large Cap Value Fund (formerly Huber Capital Equity Income Fund), Huber Small Cap Value Fund (formerly Huber Capital Small Cap Value Fund), Huber Large Cap Value Fund (formerly Huber Capital Diversified Large Cap Value Fund), and Huber Mid Cap Value Fund (formerly Huber Capital Mid Cap Value Fund) (the “Funds”), each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2021

Huber Funds

NOTICE TO SHAREHOLDERS at October 31, 2021 (Unaudited)

For the year ended October 31, 2021, the Select Large Cap Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund designated $534,234, $145,620, $74,587 and $15,606, respectively, as ordinary income for purposes of the dividends paid deduction.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided by the Tax Cuts and Jobs Act of 2017. For the year ended October 31, 2021, the percentage of dividends declared from ordinary income designated as qualified dividend income in the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund was 100%, 98.47%, 100% and 100%, respectively.

For corporate shareholders in the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund and the Mid Cap Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2021 was 100%, 97.79%, 100% and 100%, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Select Large Cap Value Fund, the Small Cap Value Fund, the Large Cap Value Fund, and the Mid Cap Value Fund was 0%, 0%, 0%, and 0%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-482-3726 (888-HUBERCM) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-482-3726 (888-HUBERCM).  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov.  Information included in the Funds’ Form N-PORT is also available by calling 1-888-482-3726 (888-HUBERCM).

Huber Funds

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2020, through June 30, 2021. No significant liquidity events impacting the Funds were noted in the report. The report noted that the Huber Select Large Cap Value Fund and the Huber Small Cap Value Fund made limited use of redemptions in-kind during the reporting period and that the use of redemptions in-kind was not the result of liquidity concerns. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Independent Trustees(1)

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
Gail S. Duree	Trustee	Indefinite	Director, Alpha	4	Trustee,
(age 75)		term;	Gamma Delta		Advisors Series
615 E. Michigan Street		since	Housing		Trust (for series
Milwaukee, WI 53202		March	Corporation		not affiliated
		2014.	(collegiate		with the Funds).
housing
management)
(2012 to July
2019); Trustee
and Chair (2000
to 2012), New
Covenant Mutual
Funds (1999 to 2012);
Director and Board
Member, Alpha
Gamma Delta
Foundation
(philanthropic
organization)
(2005 to 2011).

David G. Mertens	Trustee	Indefinite	Partner and Head	4	Trustee,
(age 61)		term;	of Business		Advisors Series
615 E. Michigan Street		since	Development		Trust (for series
Milwaukee, WI 53202		March	Ballast Equity		not affiliated
		2017.	Management, LLC		with the Funds).
(a privately-held
investment advisory
firm) (February 2019
to present); Managing
Director and Vice
President, Jensen
Investment
Management, Inc.
(a privately-held
investment advisory
firm) (2002 to 2017).

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Number of
		Term of		Portfolios
		Office		in Fund	Other
	Position	and	Principal	Complex	Directorships
	Held	Length	Occupation	Overseen	Held During
Name, Address	with the	of Time	During Past	by	Past Five
and Age	Trust	Served*	Five Years	Trustee(2)	Years(3)
Joe D. Redwine	Trustee	Indefinite	Retired; formerly	4	Trustee,
(age 74)		term;	Manager,		Advisors Series
615 E. Michigan Street		since	President, CEO,		Trust (for series
Milwaukee, WI 53202		September	U.S. Bancorp		not affiliated
		2008.	Fund Services,		with the Funds).
LLC and its
predecessors
(May 1991 to
July 2017).

Raymond B. Woolson	Chairman	Indefinite	President, Apogee	4	Trustee,
(age 62)	of the	term;	Group, Inc.		Advisors Series
615 E. Michigan Street	Board	since	(financial		Trust (for series
Milwaukee, WI 53202		January	consulting firm)		not affiliated
		2020.	(1998 to present).		with the Funds);
	Trustee	Indefinite			Independent
		term;			Trustee,
		since			DoubleLine
		January			Funds Trust (an
		2016.			open-end
investment
company with
20 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Selective Credit
Fund and
DoubleLine
Income
Solutions Fund,
from 2010
to present.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Officers

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and
(age 52)	Chief	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Executive	since	Services (February 1996 to present).
Milwaukee, WI 53202	Officer and	December
	Principal	2018.
Executive
Officer

Cheryl L. King	Vice	Indefinite	Vice President, Compliance and
(age 60)	President,	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street	Treasurer	since	Services (October 1998 to present).
Milwaukee, WI 53202	and Principal	December
	Financial	2007.
Officer

Kevin J. Hayden	Assistant	Indefinite	Vice President, Compliance and
(age 50)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (June 2005 to present).
Milwaukee, WI 53202		September
2013.

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and
(age 39)	Treasurer	term;	Administration, U.S. Bank Global Fund
615 E. Michigan Street		since	Services (July 2010 to present).
Milwaukee, WI 53202		December
2018.

Michael L. Ceccato	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 64)	President,	term;	Services and Vice President, U.S. Bank N.A.
615 E. Michigan Street	Chief	since	(February 2008 to present).
Milwaukee, WI 53202	Compliance	September
	Officer and	2009.
AML Officer

Michelle L.	Deputy	Indefinite	Vice President, U.S. Bank Global Fund
Sanville-Seebold	Chief	term;	Services (August 2014 to present).
(age 49)	Compliance	since
615 E. Michigan Street	Officer	September
Milwaukee, WI 53202		2021.

Huber Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
Office
	Position	and
	Held	Length
Name, Address	with the	of Time	Principal Occupation
and Age	Trust	Served	During Past Five Years
Elaine E. Richards, Esq.	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund
(age 53)	President	term;	Services (July 2007 to present).
2020 East Financial Way,	and	since
Suite 100	Secretary	September
Glendora, CA 91741		2019.

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of September 30, 2021, the Trust was comprised of 36 active portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-888-482-3726.

Huber Funds

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-888-482-3726 (888-HUBERCM) to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Huber Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
Huber Capital Management, LLC
2321 Rosecrans Avenue, Suite 3245
El Segundo, CA 90245

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Custodian
U.S. Bank National Association
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
1-888-482-3726 (888-HUBERCM)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

This report is intended for shareholders of the Huber Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-888-482-3726 (888-HUBERCM).  Statements and other information herein are dated and are subject to change.

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Gail S. Duree is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2021	FYE 10/31/2020
Audit Fees	$75,600	$75,600
Audit-Related Fees	N/A	N/A
Tax Fees	$14,400	$14,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2021	FYE 10/31/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2021	FYE 10/31/2020
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)   Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)   Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

       (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President/Chief Executive Officer/Principal Executive Officer

Date  1/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman,
President/Chief Executive Officer/Principal Executive Officer

Date  1/5/22

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King,
Vice President/Treasurer/Principal Financial Officer

Date 1/6/22

* Print the name and title of each signing officer under his or her signature.